Earnings per share - Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
(Loss) / profit from operations attributable to equity holders of the parent	$ (8,348)	$ 92,340	$ 226,291
Weighted average number of shares in issue (shares)	102,094	102,604	107,092
Adjustments for:
Employee share options and restricted units (shares)	341	465	401
Weighted average number of shares for diluted earnings per share (shares)	102,435	103,069	107,493
Diluted (loss) / earnings per share from operations (USD per share)	$ (0.082)	$ 0.896	$ 2.105